Geographic and Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Revenues and Long-Lived Assets by Geographical Area

The following table presents revenues and long-lived assets for each of the geographical areas in which we operate (in millions):

	2011		2010		2009
	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net
United States	$4,671	$10,874	$4,200	$10,095	$3,956	$10,013
Australia	27	136	—	—	—	—
Brazil	33	42	8	48	—	—
Canada	115	126	109	131	96	135
Chile	28	58	29	56	25	53
Mexico	24	23	21	29	17	30
New Zealand	32	124	—	—	—	—
United Kingdom	17	—	17	155	—	—

Total	$4,947	$11,383	$4,384	$10,514	$4,094	$10,231